                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3561
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                      GLOBAL GOVERNMENTS VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2005
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
ITEM 1. SCHEDULE OF INVESTMENTS.

                                    COMPASS

                                             PROFESSIONALLY MANAGED COMBINATION
                                                       FIXED/VARIABLE ANNUITIES
                                                   FOR PERSONAL INVESTMENTS AND
                                                     QUALIFIED RETIREMENT PLANS




QUARTERLY PORTFOLIO HOLDINGS O SEPTEMBER 30, 2005


Global Governments Variable Account



                                                                      Issued by
                                    Sun Life Assurance Company of Canada (U.S),
                                                   A Wholly Owned Subsidiary of
                                       Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS    September 30, 2005 (Unaudited)

Global Governments Variable Account

ISSUER                                                               PAR AMOUNT                       VALUE
BONDS - 90.8%

FOREIGN BONDS - 74.4%

AUSTRALIA - 0.5%
Government of Australia, 6.25%, 2015                            AUD      68,000                $     55,272
                                                                                               ------------

AUSTRIA - 2.6%
Republic of Austria, 5%, 2012                                   EUR     215,000                $    291,550
                                                                                               ------------

BELGIUM - 3.0%
Kingdom of Belgium, 3.75%, 2009 EUR                                     141,000                $    176,182
Kingdom of Belgium, 5%, 2012                                    EUR     111,000                     150,838
                                                                                               ------------
                                                                                               $    327,020
                                                                                               ------------
CANADA - 4.6%
Canada Housing Trust, 4.65%, 2009                               CAD     160,000                $    143,016
Government of Canada, 4.5%, 2015                                CAD      96,000                      86,145
Quebec Province, 1.6%, 2013                                     JPY  31,000,000                     279,284
                                                                                               ------------
                                                                                               $    508,445
                                                                                               ------------
FINLAND - 4.0%
Republic of Finland, 3%, 2008                                   EUR     292,000                $    356,074
Republic of Finland, 5.375%, 2013                               EUR      57,000                      79,779
                                                                                               ------------
                                                                                               $    435,853
                                                                                               ------------
FRANCE - 8.4%
Republic of France, 4.75%, 2007                                 EUR     372,000                $    465,559
Republic of France, 3%, 2012                                    EUR      80,610                     111,456
Republic of France, 4.75%, 2012                                 EUR     133,000                     178,435
Republic of France, 6%, 2025                                    EUR     106,000                     172,538
                                                                                               ------------
                                                                                               $    927,988
                                                                                               ------------
GERMANY - 11.6%
Federal Republic of Germany, 3.5%, 2008                         EUR     175,000                $    216,400
Federal Republic of Germany, 5.25%, 2010                        EUR      82,000                     109,666
Federal Republic of Germany, 3.75%, 2015                        EUR     178,000                     224,634
Federal Republic of Germany, 6.25%, 2024                        EUR     183,000                     301,810
Federal Republic of Germany, 6.25%, 2030                        EUR     246,000                     423,148
                                                                                               ------------
                                                                                               $  1,275,658
                                                                                               ------------
IRELAND - 3.8%
Republic of Ireland, 4.25%, 2007                                EUR     301,000                $    375,033
Republic of Ireland, 4.6%, 2016                                 EUR      29,000                      39,221
                                                                                               ------------
                                                                                               $    414,254
                                                                                               ------------
JAPAN - 6.5%
Development Bank of Japan, 1.4%, 2012                           JPY  40,000,000                $    359,567
Development Bank of Japan, 1.6%, 2014                           JPY  40,000,000                     360,627
                                                                                               ------------
                                                                                               $    720,194
                                                                                               ------------
MALAYSIA - 1.1%
Petronas Capital Ltd., 7.875%, 2022                                $    100,000                $    123,242
                                                                                               ------------

MEXICO - 0.7%
Pemex Project Funding Master Trust, 8.625%, 2022                   $     23,000                $     28,117
United Mexican States, 8.125%, 2019                                      42,000                      50,925
                                                                                               ------------
                                                                                               $     79,042
                                                                                               ------------
NETHERLANDS - 2.0%
Kingdom of Netherlands, 5.75%, 2007                             EUR      81,000                $    101,868
Kingdom of Netherlands, 5%, 2012                                EUR      85,697                     116,074
                                                                                               ------------
                                                                                               $    217,942
                                                                                               ------------
NEW ZEALAND - 5.3%
Government of New Zealand, 6.5%, 2013                           NZD     675,000                $    485,789
Government of New Zealand, 6%, 2015                             NZD     145,000                     101,375
                                                                                               ------------
                                                                                               $    587,164
                                                                                               ------------
NORWAY - 3.1%
Kingdom of Norway, 6.5%, 2013                                   NOK   1,557,000                $    286,491
Kingdom of Norway, 5%, 2015                                     NOK     313,000                      53,320
                                                                                               ------------
                                                                                               $    339,811
                                                                                               ------------
QATAR - 0.4%
State of Qatar, 9.75%, 2030                                        $     30,000                $     45,975
                                                                                               ------------

RUSSIA - 0.3%
Gaz Capital S.A., 8.625%, 2034                                     $     23,000                $     30,167
                                                                                               ------------

SPAIN - 6.1%
Kingdom of Spain, 6%, 2008                                      EUR     256,000                $    332,316
Kingdom of Spain, 5.35%, 2011                                   EUR     247,000                     337,991
                                                                                               ------------
                                                                                               $    670,307
                                                                                               ------------
SWEDEN - 1.0%
Kingdom of Sweden, 4%, 2020                                     SEK     621,343                $    108,553
                                                                                               ------------

UNITED KINGDOM - 9.4%
United Kingdom Treasury, 5.75%, 2009                            GBP     373,000                $    696,035
United Kingdom Treasury, 8%, 2015                               GBP     147,000                     338,519
                                                                                               ------------
                                                                                               $  1,034,554
                                                                                               ------------
Total Foreign Bonds                                                                            $  8,192,991
                                                                                               ------------

U.S. BONDS - 16.4%

ASSET BACKED & SECURITIZED - 4.2%
Commercial Mortgage Asset Trust, FRN, 1.136%, 2032 ^^##            $  1,434,002                $     67,686
Commercial Mortgage Pass- Through Certificate, FRN,
3.9581%, 2017 ##                                                         59,000                      58,989
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                  46,417                      47,943
First Union National Bank Commercial Mortgage Trust, FRN,
1.206%, 2043 ^^##                                                     1,710,090                      72,232
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.3833%, 2041                                                            55,952                      56,952
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
3.9681%, 2046                                                            52,080                      52,103
Wachovia Bank Commercial Mortgage Trust, FRN, 4.0581%, 2015 ##           22,101                      22,111
Wachovia Bank Commercial Mortgage Trust, FRN, 4.0081%, 2015 ##           83,496                      83,594
                                                                                               ------------
                                                                                               $    461,610
                                                                                               ------------
MUNICIPALS - 2.0%
Honolulu, HI, City & County Rev., "A", MBIA, 5%, 2015              $     85,000                $     93,015
Massachusetts State Water
Resources Authority, "A", MBIA, 5.25%, 2015                              80,000                      89,222
New York, NY, City Municipal
Water Finance Authority, Water & Sewer Systems Rev., "D", 5%, 2037       40,000                      41,587
                                                                                               ------------
                                                                                               $    223,824
                                                                                               ------------
SUPRANATIONAL - 1.3%
Inter-American Development Bank, 1.9%, 2009                     JPY  15,000,000                $    139,024
                                                                                               ------------

U.S. GOVERNMENT AGENCIES - 4.7%
Aid-Egypt, 4.45%, 2015                                             $     12,000                $     11,820
Fannie Mae, 4.25%, 2007                                                 341,000                     338,843
Freddie Mac, 4.2%, 2007                                                  99,000                      98,160
Small Business Administration, 4.76%, 2025                               74,000                      72,971
                                                                                               ------------
                                                                                               $    521,794
                                                                                               ------------
U.S. TREASURY OBLIGATIONS - 4.2%
U.S. Treasury Bonds, 6.25%, 2030                                   $     62,000                $     76,984
U.S. Treasury Bonds, TIPS, 2.375%, 2025                                  38,349                      41,027
U.S. Treasury Notes, 4%, 2015                                            57,000                      55,490
U.S. Treasury Notes, TIPS, 3%, 2012                                     155,384                     169,089
U.S. Treasury Notes, TIPS, 2%, 2014                                     119,479                     121,967
                                                                                               ------------
                                                                                               $    464,557
                                                                                               ------------
Total U.S. Bonds                                                                               $  1,810,809
                                                                                               ------------
Total Bonds                                                                                    $ 10,003,800
                                                                                               ------------

SHORT-TERM OBLIGATION - 0.1%
Freddie Mac, 3.2%, due 10/03/2005<                                 $      9,000                $      8,998
                                                                                               ------------

REPURCHASE AGREEMENTS - 9.0%
Goldman Sachs, 3.75%, dated 9/30/05, due 10/03/05, total to be received $497,155 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account)                    $    497,000                $    497,000
Morgan Stanley, 3.80%, dated 9/30/05, due 10/03/05, total to be received $497,157 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account)                         497,000                     497,000
                                                                                               ------------
Total Repurchase Agreements                                                                    $    994,000
                                                                                               ------------
Total Investments                                                                              $ 11,006,798
                                                                                               ------------
OTHER ASSETS, LESS LIABILITIES - 0.1%                                                                 9,531
                                                                                               ------------
NET ASSETS - 100.0%                                                                            $ 11,016,329
                                                                                               ------------

 < The rate shown represents an annualized yield at time of purchase.
^^ Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
## SEC Rule 144A restriction.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

               AUD = Australian Dollar
               CAD = Canadian Dollar
               DKK = Danish Krone
               EUR = Euro
               GBP = British Pound
               JPY = Japanese Yen
               NOK = Norwegian Krone
               NZD = New Zealand Dollar
               SEK = Swedish Krona

Abbreviations:
FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.
MBIA = Municipal Bond Investors Corp.
TIPS = Treasury Inflation Protected Security.


Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2005, are as follows:


-----------------------------------
United States                 24.0%
-----------------------------------
Germany                       11.9%
-----------------------------------
Great Britain                  9.6%
-----------------------------------
France                         8.6%
-----------------------------------
Japan                          6.6%
-----------------------------------
Spain                          6.3%
-----------------------------------
New Zealand                    5.5%
-----------------------------------
Canada                         4.6%
-----------------------------------
Finland                        4.0%
-----------------------------------
Other                         18.9%
-----------------------------------

See attached schedule.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.


GLOBAL GOVERNMENTS VARIABLE
ACCOUNT SUPPLEMENTAL SCHEDULE (UNAUDITED) 09/30/2005

(1) Financial Instruments

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are netted by currency.

                                                                                          NET UNREALIZED
     CONTRACTS TO                                                         CONTRACTS        APPRECIATION
    DELIVER/RECEIVE             SETTLEMENT DATE       IN EXCHANGE FOR      AT VALUE       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
SALES
-----
AUD          1,070,800       10/05/2005-12/07/2005          $815,254       $816,306          $(1,052)
CAD             54,338       10/04/2005-11/22/2005            46,543         46,822             (279)
DKK            122,398              11/15/2005                20,000         19,762              238
EUR          2,152,796       10/04/2005-12/05/2005         2,624,906      2,592,265           32,641
GBP            339,209              11/02/2005               609,360        597,757           11,603
JPY        286,279,381       10/04/2005-11/22/2005         2,533,535      2,521,634           11,901
NOK          1,098,637       11/16/2005-11/22/2005           171,420        168,009            3,411
NZD          1,800,698       10/05/2005-12/07/2005         1,239,266      1,244,645           (5,379)
SEK          1,347,196            10/17/2005                 181,355        173,843            7,512
                                                          ----------     ---------------------------
                                                          $8,241,639     $8,181,043          $60,596
                                                          ==========     ===========================

PURCHASES
---------
AUD          1,074,165       10/05/2005-12/07/2005          $821,077       $818,618          $(2,459)
CAD             71,156       10/04/2005-10/26/2005            60,408         61,303              895
DKK            735,147              11/15/2005               121,307        118,696           (2,611)
EUR          1,116,255       10/04/2005-10/17/2005         1,369,312      1,342,265          (27,047)
GBP             82,819               11/02/2005              148,813        145,944           (2,869)
JPY        537,347,502       10/04/2005-11/22/2005         4,815,923      4,744,895          (71,028)
NOK            360,561              11/22/2005                55,360         55,153             (207)
NZD            985,686              10/05/2005               682,479        683,178              699
SEK          2,074,372       10/06/2005-10/24/2005           275,974        267,649           (8,325)
                                                          ----------     ---------------------------
                                                          $8,350,653     $8,237,701        $(112,952)
                                                          ==========     ===========================

At September 30, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $2,898 with Goldman Sachs & Co., and a payable of $1,582 with Merrill Lynch International.

At September 30, 2005, the variable account had sufficient cash and/or securities to cover any commitments under all derivative contracts.


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED
WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION
CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GLOBAL GOVERNMENTS VARIABLE ACCOUNT
            -----------------------------------


By (Signature and Title)*  MARIA F. DWYER
                           ----------------------------------------------------
                           Maria F. Dwyer, President

Date: November 23, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 23, 2005
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 23, 2005
      -----------------


* Print name and title of each signing officer under his or her signature.